Convertible bonds and notes (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 30, 2024	Sep. 14, 2023	Dec. 09, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Sep. 14, 2021	Sep. 13, 2021	Sep. 14, 2018	Aug. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Sep. 11, 2023
Short-Term Debt [Line Items]
Debt converted											$ 17,000,000
Warrants price per share	$ 0.01											$ 0.01	$ 0.01
Proceeds from convertible debt													$ 1,750,000
Convertible promissory note had a fair value	$ 2,000,000	$ 1,282,200									$ 1,282,200		2,000,000
Debt of bears interest at a rate per annum		12.00%
Convertible conversion price per share		$ 10.00									$ 10.00
Amortization of the discount on convertible bonds														807,860
Pricipal amount of debt	$ 1,750,000												1,750,000	10,000,000
Debt conversion, converted instrument, warrants or options issued	136,110											136,110
Debt converted											$ 17,000,000
Debt discount
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible bonds														10,000,000	$ 10,000,000
Amortization of the discount on convertible bonds														807,860	3,438,950	[1]
Pricipal amount of debt										$ 7,500,000
Accrued interest														7,614,719	3,990,177
Principal amount
Debt discount															807,860
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory note had a fair value	1,750,000											$ 1,750,000	1,750,000
Pricipal amount of debt	1,750,000												1,750,000	10,000,000
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible bonds
Interest rate										12.00%
Convertible conversion price per share										$ 12,870.50
Pricipal amount of debt								$ 22,500,000		$ 30,000,000
Debt instrument maturity date										Sep. 14, 2021
Debt instrument redemption description									By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt								$ 119,155
Debt discount														2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Interest rate								15.00%
Pricipal amount of debt								$ 27,000,000
Debt instrument maturity date								Sep. 14, 2023
Accrued interest								$ 4,500,000
Annual interest rate								24.00%
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible bonds								$ 18,000,000
Debt discount														6,634,030
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount								7,000,000
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount								$ 5,000,000
Convertible Band C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible conversion price per share								$ 6.21335
Annual interest rate				24.00%
Debt instrument redeemed bond								$ 7,000,000
Debt instrument addition bond					$ 1,000,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Principal amount				$ 7,500,000
Convertible Band D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Principal amount				$ 10,000,000
Convertible Bond E [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt														10,000,000
Convertible Bond E [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible bonds														10,000,000
Principal amount			$ 10,000,000
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible bonds
Debt discount														$ 49,353
Convertible Bond [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Amortization of the discount on convertible bonds															$ 3,438,951		$ 2,814,474
Convertible Debt [Member]
Short-Term Debt [Line Items]
Amortization of the discount on convertible bonds												662,244
Third Amendment Agreement [Member]
Short-Term Debt [Line Items]
Convertible bonds																		$ 10,000,000
Interest rate																		15.00%
Note Purchase Agreement [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible promissory note had a fair value		$ 1,750,000									$ 1,750,000
Debt of bears interest at a rate per annum		12.00%
Convertible conversion price per share		$ 10.00									$ 10.00
Debt instrument, maturity date, description		The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.
Note Purchase Agreement [Member] | Convertible Debt [Member] | Pipe Financing [Member]
Short-Term Debt [Line Items]
Number of shares issued for commitment fees		400,000
Principal amount		$ 1,944,444
Class of warrant or right, outstanding		136,110									136,110
Warrants value		$ 239,977									$ 239,977
Class of warrant or right, number of securities called by each warrant or right		136,110									136,110
Warrants price per share		$ 11.50									$ 11.50
Proceeds from convertible debt											$ 1,750,000
Number of shares issued for commitment fees		400,000
Number of shares issued for commitment fees,value		$ 2,512,000
Pricipal amount of debt	$ 1,944,444	$ 1,944,444									$ 1,944,444	$ 1,944,444	$ 1,944,444

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.